Trade and other receivables (Tables)	18 Months Ended
Oct. 31, 2018
Trade and other receivables [Abstract]
Trade and Other Receivables
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade receivables		1,089,589		266,225
Less: provision for impairment of trade receivables		(41,860)		(2,599)
Trade receivables net		1,047,729		263,626
Prepayments		59,966		23,239
Other receivables		79,062		1,534
Accrued income		85,276		1,110
		1,272,033		289,509

Ageing of Impairment on Trade Receivables	The ageing of these receivables is as follows:
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Up to three months		-		48
Three to four months		3,621		731
Over four months		38,239		1,820
		41,860		2,599

Provision for Impairment of Trade Receivables
Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
At 1 May		2,599		4,486
Provision for receivables impairment		40,016		2,023
Receivables written off as uncollectable		(686)		(1,271)
Receivables previously provided for but now collected		(53)		(2,542)
Exchange adjustments		(16)		(97)
At October 31 / April 30		41,860		2,599